Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	$ 8,621
Expensed exploration expenditures previously capitalised	(357)	$ 8	$ (1,800)
Intangibles ending	$ 9,672	8,621
Intangible assets finite useful lives	10-20 years
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	$ 8,836	9,438
Additions through business combinations	773
Additions other than through business combination	1,302
Addiitons including through business combinations		1,109
Disposals at cost	(364)	(26)
Increase (decrease) through transfers, intangible assets and goodwill	(161)	(401)
Assets reclassified to held for sale	0	(1,369)
Expensed exploration expenditures previously capitalised	(357)	8
Effect of changes in foreign exchange	(128)	77
Intangibles ending	9,901	8,836	9,438
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	(215)	(195)
Amortisation and impairments for the year	(13)	(12)
Amortisation and impairment losses disposed intangible assets	(2)	(6)
Effect of changes in foreign exchange	1	(2)
Intangibles ending	(229)	(215)	(195)
Exploration expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	2,715
Intangibles ending	2,685	2,715
Exploration expenses [Member] | US Gulf of Mexico and South America [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments, intangible assets	52
Exploration expenses [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	2,715	2,856
Additions through business combinations	0
Additions other than through business combination	392
Addiitons including through business combinations		154
Disposals at cost	(272)	0
Increase (decrease) through transfers, intangible assets and goodwill	(13)	(276)
Assets reclassified to held for sale	0	0
Expensed exploration expenditures previously capitalised	(68)	(73)
Effect of changes in foreign exchange	(70)	56
Intangibles ending	2,685	2,715	2,856
Acquisition costs related to oil and gas prospects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	5,363
Intangibles ending	5,854	5,363
Acquisition costs related to oil and gas prospects [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	5,363	5,907
Additions through business combinations	116
Additions other than through business combination	917
Addiitons including through business combinations		861
Disposals at cost	(89)	0
Increase (decrease) through transfers, intangible assets and goodwill	(148)	(124)
Assets reclassified to held for sale	0	(1,369)
Expensed exploration expenditures previously capitalised	(289)	81
Effect of changes in foreign exchange	(17)	6
Intangibles ending	5,854	5,363	5,907
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	339
Intangibles ending	565	339
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	339	328
Additions through business combinations	265
Additions other than through business combination	0
Addiitons including through business combinations		0
Disposals at cost	0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Assets reclassified to held for sale	0	0
Expensed exploration expenditures previously capitalised	0	0
Effect of changes in foreign exchange	(39)	11
Intangibles ending	565	339	328
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	0	0
Amortisation and impairments for the year	0	0
Amortisation and impairment losses disposed intangible assets	0	0
Effect of changes in foreign exchange	0	0
Intangibles ending	0	0	0
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	204
Intangibles ending	568	204
Other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	419	346
Additions through business combinations	392
Additions other than through business combination	(7)
Addiitons including through business combinations		94
Disposals at cost	(4)	(26)
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Assets reclassified to held for sale	0	0
Expensed exploration expenditures previously capitalised	0	0
Effect of changes in foreign exchange	(2)	4
Intangibles ending	797	419	346
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	(215)	(195)
Amortisation and impairments for the year	(13)	(12)
Amortisation and impairment losses disposed intangible assets	(2)	(6)
Effect of changes in foreign exchange	1	(2)
Intangibles ending	(229)	$ (215)	$ (195)
Signature bonuses and acquisition costs [Member] | North America [member] | Unconventional assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments, intangible assets	$ 237